DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 83.7%

Brazil - 4.9%
3,200,000	Banco Bradesco S.A.	5.90%		01/16/2021	3,260,032
800,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	812,000
2,397,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	2,425,273
1,500,000	Brasil Bolsa Balcao S.A.	5.50%		07/16/2020	1,500,765
105,102	Invepar Holdings	0.00%	ΩÞ	12/30/2028	4,494
1,600,000	Itau Unibanco Holding S.A.	5.75%		01/22/2021	1,629,256
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	208,750
300,000	MARB BondCo PLC	7.00%		03/15/2024	301,542
750,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	764,831

					10,906,943

Chile - 6.8%
200,000	AES Gener S.A.	5.00%		07/14/2025	194,635
800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	827,412
700,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	723,986
300,000	Colbun S.A.	4.50%		07/10/2024	324,174
400,000	Corp Nacional del Cobre de Chile	3.88%		11/03/2021	411,197
505,000	Corp Nacional del Cobre de Chile	4.50%		08/13/2023	546,514
1,121,000	Corporacion Nacional del Cobre de Chile	3.00%		07/17/2022	1,150,595
782,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	818,933
1,150,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	952,748
900,000	Geopark Ltd.	6.50%		09/21/2024	830,741
2,185,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,298,702
1,900,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	546,250
2,700,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,783,876
2,600,000	VTR Finance B.V.	6.88%		01/15/2024	2,659,592

					15,069,355

China - 16.8%
2,600,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	2,733,980
900,000	Baidu, Inc.	3.50%		11/28/2022	938,074
1,800,000	Baidu, Inc.	3.88%		09/29/2023	1,919,875
500,000	Baidu, Inc.	3.08%		04/07/2025	526,558
4,500,000	CNAC HK Finbridge Company Ltd.,	3.50%		07/19/2022	4,618,009
200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	203,096
1,400,000	CNOOC Finance Ltd.	3.88%		05/02/2022	1,465,198
2,800,000	CNOOC Finance Ltd.	3.00%		05/09/2023	2,925,161
3,835,000	CNPC General Capital Ltd.	3.95%		04/19/2022	4,015,111
400,000	CNPC General Capital Ltd.	3.40%		04/16/2023	422,855
900,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	923,850
3,300,000	HPHT Finance Ltd.	2.88%		11/05/2024	3,408,551
2,100,000	JD.com, Inc.	3.13%		04/29/2021	2,126,707
3,700,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	3,744,564
700,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	706,474
600,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	605,549
2,600,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	2,671,848
305,000	Tencent Holdings Ltd.	3.28%		04/11/2024	324,371
2,700,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	2,737,412

					37,017,243

Colombia - 3.8%
506,000	Colombia Telecomunicaciones S.A.	5.38%		09/27/2022	506,987
1,300,000	Grupo Aval Ltd.	4.75%		09/26/2022	1,313,449
1,300,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,345,337
3,800,000	Oleoducto Central S.A.	4.00%		05/07/2021	3,851,775
1,400,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,365,721

					8,383,269

Dominican Republic - 0.6%
400,000	AES Dominicana	7.95%		05/11/2026	406,000
900,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	907,884

					1,313,884

Guatemala - 0.2%
368,000	Industrial Senior Trust	5.50%		11/01/2022	373,054

					373,054

India - 8.4%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,528,922
600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	594,862
2,805,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	2,893,658
3,937,000	ONGC Videsh Ltd.	2.88%		01/27/2022	3,947,374
700,000	ONGC Videsh Ltd.	3.75%		05/07/2023	721,097
3,905,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,936,330
1,400,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,476,494
1,900,000	UPL Corporation	3.25%		10/13/2021	1,899,668
900,000	Vedanta Resources Ltd.	7.13%		05/31/2023	646,200

					18,644,605

Indonesia - 0.9%
1,800,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,885,725

					1,885,725

Israel - 1.3%
2,481,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,480,029
300,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	344,130

					2,824,159

Jamaica - 0.0%
53,000	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	4,505
320,000	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	88,000

					92,505

Korea - 5.1%
1,700,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,754,220
1,500,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	1,504,618
4,200,000	LG Chem Ltd.	3.25%		10/15/2024	4,469,858
1,600,000	POSCO	2.38%		11/12/2022	1,632,416
1,400,000	POSCO	2.38%		01/17/2023	1,424,839
500,000	POSCO	2.75%		07/15/2024	519,743

					11,305,694

Kuwait - 1.7%
600,000	Equate Petrochemical B.V.	4.25%		11/03/2026	635,305
2,800,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	3,025,204

					3,660,509

Malaysia - 4.1%
4,950,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,980,707
2,485,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,522,710
1,488,000	Petronas Capital Ltd.	3.13%		03/18/2022	1,535,809

					9,039,226

Mexico - 10.0%
4,300,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	4,124,968
4,200,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	4,109,994
250,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	257,140
2,000,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	2,192,550
2,000,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,051,950
600,000	BBVA Bancomer S.A.	6.75%		09/30/2022	640,389
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	980,000
2,200,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	2,142,481
700,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	716,282
300,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	314,627
1,000,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	1,034,500
1,000,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	1,003,660
1,750,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	1,428,000
1,500,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	1,129,688

					22,126,229

Panama - 6.3%
1,850,000	Banistmo S.A.	3.65%		09/19/2022	1,854,209
2,000,000	C&W Senior Financing DAC	7.50%		10/15/2026	2,050,810
2,752,432	ENA Norte Trust	4.95%		04/25/2023	2,721,467
1,700,000	Global Bank Corporation	4.50%		10/20/2021	1,738,675
2,400,000	Multibank, Inc.	4.38%		11/09/2022	2,421,660
1,163,612	Panama Metro Line SP	0.00%	^	12/05/2022	1,124,765
1,987,969	Panama Metro Line SP	0.00%		12/05/2022	1,921,601

					13,833,187

Peru - 2.9%
3,400,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	3,621,000
1,735,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,840,861
500,000	Credicorp Ltd.	2.75%	^	06/17/2025	498,575
569,929	Interoceanica Finance Ltd.	0.00%		11/30/2025	525,047

					6,485,483

Philippines - 1.3%
1,000,000	Bank of the Philippine Islands	2.50%		09/10/2024	1,011,613
500,000	BDO Unibank, Inc.	2.63%		10/24/2021	505,262
1,250,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,281,114

					2,797,989

Qatar - 0.3%
700,000	Qatar Government International Bond	4.50%		01/20/2022	738,167

					738,167

Saudi Arabia - 1.9%
1,600,000	Saudi Arabian Oil Company	2.75%		04/16/2022	1,634,290
2,500,000	Saudi Government International Bond	2.38%		10/26/2021	2,540,845

					4,175,135

Singapore - 5.2%
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	432,980
3,100,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,120,041
200,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	216,687
300,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	320,994
1,100,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,204,891
1,700,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	1,808,746
800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	846,320
400,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	406,094
3,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	3,061,935

					11,418,688

Thailand - 1.2%
1,100,000	Bangkok Bank PCL	4.80%		10/18/2020	1,110,827
1,200,000	Bangkok Bank PCL	3.88%		09/27/2022	1,260,138
300,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.28%		11/20/2023	295,571

					2,666,536

Total Foreign Corporate Bonds (Cost $185,244,921)					184,757,585

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 16.0%

Brazil - 2.2%
4,800,000	Brazilian Government International Bond	2.88%		06/06/2025	4,746,000

					4,746,000

Colombia - 2.7%
5,500,000	Colombia Government International Bond	4.38%		07/12/2021	5,642,642
400,000	Colombia Government International Bond	2.63%		03/15/2023	405,458

					6,048,100

Dominican Republic - 1.1%
2,423,333	Dominican Republic International Bond	7.50%		05/06/2021	2,505,145

					2,505,145

Indonesia - 3.2%
2,005,000	Indonesia Government International Bond	4.88%		05/05/2021	2,070,162
2,805,000	Indonesia Government International Bond	3.70%		01/08/2022	2,911,155
300,000	Perusahaan Penerbit	3.40%		03/29/2022	309,494
1,500,000	Perusahaan Penerbit	3.30%		11/21/2022	1,553,813
200,000	Perusahaan Penerbit	3.75%		03/01/2023	209,601

					7,054,225

Malaysia - 2.5%
4,400,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	4,731,062
750,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	777,920

					5,508,982

Mexico - 1.0%
2,000,000	Mexico Government International Bond	3.90%		04/27/2025	2,147,000

					2,147,000

Peru - 0.7%
1,500,000	Peruvian Government International Bond	2.39%		01/23/2026	1,560,750

					1,560,750

Qatar - 0.8%
1,700,000	Qatar Government International Bond	2.38%		06/02/2021	1,724,013

					1,724,013

Saudi Arabia - 1.2%
2,500,000	Saudi Government International Bond	2.88%		03/04/2023	2,612,540

					2,612,540

United Arab Emirates - 0.6%
1,300,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	1,372,553

					1,372,553

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $34,708,203)					35,279,308

Common Stocks - 0.0%
21,248	Frontera Energy Corporation				52,844

Total Common Stocks (Cost $1,923,481)					52,844

Warrants - 0.0%
87,695	OAS S.A., Expiration 6/15/2039, Strike Price BRL 1.00 *Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 1.5%
1,097,693	First American Government Obligations Fund - Class U	0.11%	♦		1,097,693
1,097,693	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		1,097,693
1,097,693	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		1,097,693

Total Short Term Investments (Cost $3,293,079)					3,293,079

Total Investments - 101.2% (Cost $225,169,684)					223,382,816
Liabilities in Excess of Other Assets - (1.2)%					(2,589,896)

NET ASSETS - 100.0%					$220,792,920

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

♦	Seven-day yield as of June 30, 2020

*	Non-income producing security

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	83.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.0%
Short Term Investments	1.5%
Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	(1.2)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a %  of Net Assets:

Banking	23.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	17.5%
Energy	15.5%
Transportation	7.9%
Telecommunications	7.3%
Chemicals/Plastics	6.7%
Utilities	4.4%
Technology	4.2%
Building and Development (including Steel/Metals)	3.5%
Finance	3.3%
Chemical Products	1.7%
Short Term Investments	1.5%
Mining	1.2%
Pulp & Paper	1.0%
Retailers (other than Food/Drug)	1.0%
Consumer Products	0.7%
Other Assets and Liabilities	(1.2)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

China	16.8%
Mexico	11.0%
India	8.4%
Brazil	7.1%
Chile	6.8%
Malaysia	6.6%
Colombia	6.5%
Panama	6.3%
Singapore	5.2%
Korea	5.1%
Indonesia	4.1%
Peru	3.6%
Saudi Arabia	3.1%
Dominican Republic	1.7%
Kuwait	1.7%
United States	1.5%
Israel	1.3%
Philippines	1.3%
Thailand	1.2%
Qatar	1.1%
United Arab Emirates	0.6%
Guatemala	0.2%
Jamaica	0.0%	~
Other Assets and Liabilities	(1.2)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.